Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2023
Organization and principal activities
Summary of Company's principal subsidiaries and consolidated VIE

As of December 31, 2022 and 2023, the Company’s principal subsidiaries and consolidated VIE are as follows:

	Date of	Place of	Percentage of direct		Principal
Name of subsidiaries	incorporation	incorporation	or indirect ownership		activities
			December 31,
			2022	2023
Tuya (HK) Limited	September 12, 2014	Hong Kong, China	100%	100%	Investment holding and business development
Hangzhou Tuya Information Technology Co., Ltd.	December 5, 2014	Hangzhou, China	100%	100%	Sales of IoT PaaS, Smart devices, SaaS and Others and research and development
Tuya Smart Inc.	July 19, 2019	Delaware, United States	100%	100%	Business development
Tuya Global Inc.	July 22, 2015	California, United States	100%	100%	Business development
Tuyasmart (India) Private Limited	January 31, 2019	Gurgaon, India	100%	100%	Business development
Tuyasmart (Colombia) S.A.S	July 2, 2019	Medellin, Colombia	100%	100%	Business development
Tuya GmbH	May 13, 2019	Hamburg, Germany	100%	100%	Business development
Tuya Japan Co., Ltd.	January 23, 2019	Tokyo, Japan	100%	100%	Business development
Zhejiang Tuya Smart Electronics Co., Ltd.	May 9, 2020	Hangzhou, China	100%	100%	Sales of Smart devices

	Date of	Place of	Economic		Principal
Name of VIE	incorporation	incorporation	interest held		activities
			December 31,
			2022	2023
Hangzhou Tuya Technology Co., Ltd.	June 16, 2014	Hangzhou, China	100%	100%	No substantial business